Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Summary of Inventories

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Merchandise	$5,133	$6,068
Project in process	1,390	6,756
Work in process	152	109
Raw materials	89	112
	6,764	13,045
Land held under development	1,999	1,999
Construction in progress	77	77
	$8,840	$15,121